Finance Expense (Tables)	12 Months Ended
Dec. 31, 2015
Finance Expense

	Fiscal Year Ended December 31,
	2015	2014	2013
Interest expense	(87.8)	(105.0)	(90.7)
Capitalized interest	16.6	24.2	18.3

	(71.2)	(80.8)	(72.4)